Ordinary shares	12 Months Ended
Dec. 31, 2016
Ordinary shares
Ordinary shares

21. Ordinary Shares

The Company is authorized to issue 75,000,000 ordinary shares. On March 17, 2016 and April 13, 2016, the Company issued 3,750,000 and 330,000 ordinary shares, respectively in the form of ADS in a public offering on the Nasdaq.

A summary of ordinary shares transactions (in thousands) is as follows:

	2016	2015	2014
As at January 1	56,533	53,076	52,051
Issuances of shares	4,080	3,214	—
Issuances in relation to exercise of options	93	243	1,025
As at December 31	60,706	56,533	53,076

Each ordinary share is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available and when declared by the Board of Directors of the Company.